Quarterly Report
September 30, 2022
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$440,000	$427,852
Bombardier, Inc., 7.125%, 6/15/2026 (n)		492,000	451,248
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	829,475
Moog, Inc., 4.25%, 12/15/2027 (n)		1,336,000	1,183,015
TransDigm, Inc., 6.25%, 3/15/2026 (n)		900,000	873,000
TransDigm, Inc., 6.375%, 6/15/2026		985,000	930,591
TransDigm, Inc., 5.5%, 11/15/2027		725,000	630,532
TransDigm, Inc., 4.625%, 1/15/2029		614,000	494,288
			$5,820,001
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 0%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$1,306,580	$131
Automotive – 2.9%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$1,325,000	$1,264,699
Dana, Inc., 5.375%, 11/15/2027		706,000	598,335
Dana, Inc., 4.25%, 9/01/2030		480,000	351,577
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		725,000	522,763
Ford Motor Co., 5.113%, 5/03/2029		1,220,000	1,058,594
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,950,000	1,769,722
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,070,000	976,375
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	505,470
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		645,000	295,088
			$7,342,623
Broadcasting – 2.7%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$715,000	$566,037
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,494,000	1,171,931
iHeartCommunications, Inc., 8.375%, 5/01/2027		466,000	391,866
Netflix, Inc., 5.875%, 11/15/2028		610,000	595,226
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		950,000	826,500
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	665,055
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,347	231,821
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,140,000	929,636
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,560,000	1,278,056
			$6,656,128
Brokerage & Asset Managers – 2.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$785,000	$737,900
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		730,000	610,953
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,425,000	1,291,973
LPL Holdings, Inc., 4%, 3/15/2029 (n)		967,000	829,376
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		635,000	526,551
NFP Corp., 4.875%, 8/15/2028 (n)		815,000	695,452
NFP Corp., 6.875%, 8/15/2028 (n)		881,000	687,180
			$5,379,385
Building – 4.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,830,000	$1,600,848
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		320,000	310,032
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		634,000	462,707
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,300,000	988,843
Interface, Inc., 5.5%, 12/01/2028 (n)		1,200,000	1,022,083
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		605,000	448,076
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		799,000	673,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	$1,065,000	$969,515
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	730,000	593,300
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	905,000	726,807
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	698,000	589,726
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,227,000	938,655
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	168,792
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	715,000	583,412
		$10,076,764
Business Services – 1.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$418,000	$381,513
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	1,070,000	903,872
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	515,000	451,722
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	760,000	680,682
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	640,000	637,168
Switch Ltd., 3.75%, 9/15/2028 (n)	879,000	873,506
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	880,000	849,200
		$4,777,663
Cable TV – 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$665,000	$600,163
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,810,000	2,279,612
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,375,000	1,087,405
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	1,245,000	954,965
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	760,000	543,993
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	450,000	392,625
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,395,000	991,517
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	840,000	627,648
DISH DBS Corp., 7.75%, 7/01/2026	505,000	387,370
DISH DBS Corp., 5.25%, 12/01/2026 (n)	800,000	655,397
DISH DBS Corp., 5.125%, 6/01/2029	675,000	396,563
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	882,000	732,060
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	244,747
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	1,100,000	852,984
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	793,000	674,510
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	1,920,000	1,727,006
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,387,632
Videotron Ltd., 5.125%, 4/15/2027 (n)	970,000	890,310
Videotron Ltd., 3.625%, 6/15/2029 (n)	391,000	316,706
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,200,000	882,474
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,665,000	1,346,569
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,226,225
		$19,198,481
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$834,000	$742,958
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	1,410,000	1,105,370
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	758,000	608,067
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,262,000	1,016,162
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	690,000	552,000
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,125,000	930,133
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	640,000	480,000
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	300,000	258,000
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	1,051,000	820,463
		$6,513,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$600,000	$542,886
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	245,000	202,076
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	1,145,000	896,535
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	880,000	726,000
PTC, Inc., 3.625%, 2/15/2025 (n)	920,000	857,006
		$3,224,503
Computer Software - Systems – 1.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$1,810,000	$1,717,238
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	213,020
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,310,000	1,194,974
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	1,225,000	980,098
Virtusa Corp., 7.125%, 12/15/2028 (n)	740,000	550,042
		$4,655,372
Conglomerates – 2.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$663,000	$579,051
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,615,000	1,397,023
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,105,000	1,016,600
Griffon Corp., 5.75%, 3/01/2028	1,214,000	1,044,040
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	961,000	669,394
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	715,000	698,770
TriMas Corp., 4.125%, 4/15/2029 (n)	2,023,000	1,707,877
		$7,112,755
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)	$780,000	$647,236
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	422,728
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	705,000	538,405
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	835,000	663,825
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	905,000	794,282
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	968,000	781,674
		$3,848,150
Consumer Products – 1.6%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$783,000	$698,779
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	522,795
Mattel, Inc., 5.45%, 11/01/2041	315,000	263,903
Newell Brands, Inc., 6.375%, 9/15/2027	545,000	539,675
Newell Brands, Inc., 6.625%, 9/15/2029	384,000	375,448
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	845,000	760,385
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	326,298
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	815,000	482,888
		$3,970,171
Consumer Services – 3.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$170,000	$151,513
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	840,000	690,464
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	300,099
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,184,000	835,096
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	935,000	724,307
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,743,000	1,425,565
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	643,000	564,120
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	685,000	611,363
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	1,205,000	1,052,869
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	365,000	299,756
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	80,000	60,400
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	665,000	479,631
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	605,000	410,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	$1,464,000	$1,192,428
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	701,000	646,255
		$9,444,715
Containers – 2.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$417,667
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	550,000	448,778
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	950,000	695,735
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,105,000	691,432
Ball Corp., 3.125%, 9/15/2031	825,000	621,844
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,428,000	1,115,553
Crown Americas LLC, 5.25%, 4/01/2030 (n)	800,000	720,000
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,315,000	1,191,232
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	451,724
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	835,000	737,149
		$7,091,114
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,022,000	$771,610
Electronics – 1.9%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$425,000	$360,324
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	451,074
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	565,000	561,825
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,365,000	1,302,305
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	580,000	542,683
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	740,000	618,277
Synaptics, Inc., 4%, 6/15/2029 (n)	1,015,000	817,130
		$4,653,618
Energy - Independent – 3.3%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$730,000	$728,649
CNX Resources Corp., 6%, 1/15/2029 (n)	835,000	761,937
CNX Resources Corp., 7.375%, 1/15/2031 (n)	154,000	150,624
Colgate Energy Partners III LLC, 7.75%, 2/15/2026 (n)	155,000	152,137
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)	615,000	548,967
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,085,000	1,000,704
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	770,000	679,378
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	625,000	576,581
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	550,000	479,875
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,151,000	1,168,265
SM Energy Co., 5.625%, 6/01/2025	550,000	528,000
SM Energy Co., 6.5%, 7/15/2028	520,000	494,168
Southwestern Energy Co., 5.7%, 1/23/2025	65,400	64,033
Southwestern Energy Co., 8.375%, 9/15/2028	455,000	471,061
Southwestern Energy Co., 5.375%, 3/15/2030	650,000	585,683
		$8,390,062
Entertainment – 2.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$2,020,000	$1,535,200
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	553,434
Life Time, Inc., 5.75%, 1/15/2026 (n)	825,000	750,750
Life Time, Inc., 8%, 4/15/2026 (n)	245,000	209,475
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	655,000	554,294
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	335,000	254,848
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	475,000	349,382
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	960,000	672,614
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	995,000	826,248
		$5,706,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$645,169	$512,347
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	935,000	870,141
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	2,506,562	1,886,188
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,173,000	906,142
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,085,000	926,319
OneMain Finance Corp., 6.875%, 3/15/2025	540,000	507,519
OneMain Finance Corp., 7.125%, 3/15/2026	510,000	459,715
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	1,105,000	850,463
		$6,918,834
Food & Beverages – 3.4%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,235,000	$1,210,300
BellRing Brands, Inc., 7%, 3/15/2030 (n)	990,000	905,553
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	1,490,000	1,260,897
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,230,000	1,117,861
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	854,000	779,463
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,300,000	1,067,625
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,314,000	1,068,848
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,031,480
		$8,442,027
Gaming & Lodging – 5.9%
Boyd Gaming Corp., 4.75%, 12/01/2027	$470,000	$415,955
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	405,000	327,929
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	645,000	492,833
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	867,000	828,059
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	653,000	595,895
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,200,000	990,936
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,140,000	873,125
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,305,000	1,192,718
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	319,311
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	735,000	580,875
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	310,000	271,842
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	335,000	271,404
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	275,093
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	737,000	590,779
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	1,070,000	1,006,900
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	800,000	722,075
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	415,000	391,046
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	474,000	397,641
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	245,000	204,629
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	925,000	810,170
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,145,000	1,006,484
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	280,000	224,854
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	435,815
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	684,771
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,105,000	893,061
		$14,804,200
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$338,172
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	448,200
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,260,000	1,044,101
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	640,000	539,311
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,206,000	1,055,184
		$3,424,968
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$1,025,000	$811,738

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,350,000	$1,163,415
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		740,000	575,146
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		340,000	312,781
Hub International Ltd., 5.625%, 12/01/2029 (n)		990,000	826,650
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		781,000	662,396
			$3,540,388
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)		$1,265,000	$1,085,669
Major Banks – 0.1%
Deutsche Bank AG, 3.73% to 1/14/2031, FLR (SOFR - 1 day + 2.757%) to 1/14/2032		$389,000	$261,971
Medical & Health Technology & Services – 6.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$1,120,000	$927,886
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,325,000	1,179,177
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	310,000	233,355
Catalent, Inc., 3.125%, 2/15/2029 (n)		$2,174,000	1,676,697
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		2,306,000	1,918,154
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		575,000	454,969
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,435,000	676,746
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		560,000	389,900
DaVita, Inc., 4.625%, 6/01/2030 (n)		650,000	502,938
Encompass Health Corp., 5.75%, 9/15/2025		490,000	485,713
Encompass Health Corp., 4.75%, 2/01/2030		810,000	666,367
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		1,000,000	952,858
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,310,000	1,221,575
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		380,000	314,006
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		675,000	603,990
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		1,371,000	1,091,700
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		1,661,000	1,455,183
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		377,000	345,332
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		785,000	659,400
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		715,000	327,868
			$16,083,814
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$539,000	$556,857
Teleflex, Inc., 4.625%, 11/15/2027		1,375,000	1,238,759
			$1,795,616
Metals & Mining – 3.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$904,000	$797,954
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		1,043,000	788,080
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		985,000	925,678
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		670,000	510,433
Ero Copper Corp., 6.5%, 2/15/2030 (n)		423,000	313,282
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,390,000	1,067,045
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		971,000	725,823
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,772,000	1,445,808
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		645,000	471,972
Novelis Corp., 3.25%, 11/15/2026 (n)		551,000	459,936
Novelis Corp., 4.75%, 1/30/2030 (n)		1,005,000	824,100
Novelis Corp., 3.875%, 8/15/2031 (n)		488,000	364,009
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		494,044	494,044
TMS International Corp., 6.25%, 4/15/2029 (n)		120,000	85,182
			$9,273,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 5.5%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$629,000	$553,765
Cheniere Energy Partners LP, 4%, 3/01/2031	1,445,000	1,211,604
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	826,000	697,970
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,231,000	1,015,230
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)	1,105,000	1,079,033
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	92,000	85,066
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	145,000	133,993
EQM Midstream Partners LP, 5.5%, 7/15/2028	2,175,000	1,859,038
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	386,725
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	956,000	875,370
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,425,000	1,216,316
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,385,000	1,360,321
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	968,000	832,480
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	1,205,000	1,033,745
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	750,000	622,103
Western Midstream Operating LP, 4.3%, 2/01/2030	463,000	395,985
Western Midstream Operation LP, 4.65%, 7/01/2026	320,000	299,200
		$13,657,944
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$1,227,000	$1,051,195
Oil Services – 0.3%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$675,000	$648,000
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$1,525,000	$1,236,279
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)	$970,000	$763,175
NCR Corp., 5.125%, 4/15/2029 (n)	400,000	300,008
		$1,063,183
Pharmaceuticals – 1.7%
13752090 BC Ltd., 9%, 1/30/2028 (n)	$361,259	$358,550
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	640,807	515,850
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	209,675	114,273
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,650,000	1,425,187
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	1,111,000	949,905
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,026,000	840,458
		$4,204,223
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$320,000	$300,102
GFL Environmental, Inc., 4%, 8/01/2028 (n)	945,000	787,639
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	330,000	278,025
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	341,850
Stericycle, Inc., 3.875%, 1/15/2029 (n)	968,000	801,625
		$2,509,241
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$830,000	$391,406
Taseko Mines Ltd., 7%, 2/15/2026 (n)	635,000	504,825
		$896,231
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$853,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$379,000	$327,551
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$920,000	$758,554
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$730,000	$554,409
Retailers – 1.4%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$75,000	$63,375
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	1,304,000	1,042,379
Bath & Body Works, Inc., 5.25%, 2/01/2028	1,850,000	1,602,992
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	965,000	729,445
		$3,438,191
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$485,000	$431,650
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$940,000	$756,897
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	550,000	386,089
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	655,000	378,184
Penske Automotive Group Co., 3.75%, 6/15/2029	1,024,000	813,879
		$2,335,049
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$1,315,000	$1,175,375
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	905,000	729,430
		$1,904,805
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$1,235,000	$783,388
SBA Communications Corp., 3.875%, 2/15/2027	919,000	815,070
SBA Communications Corp., 3.125%, 2/01/2029	1,555,000	1,250,640
Sprint Capital Corp., 6.875%, 11/15/2028	1,470,000	1,510,425
Sprint Corp., 7.125%, 6/15/2024	360,000	365,386
Sprint Corp., 7.625%, 3/01/2026	1,995,000	2,063,492
		$6,788,401
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$540,000	$440,871
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,240,000	$1,092,428
Calpine Corp., 5.125%, 3/15/2028 (n)	1,205,000	1,034,934
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	655,000	583,212
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,755,000	1,393,957
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	674,000	645,440
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	146,000	139,430
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	815,000	741,650
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	850,000	796,875
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,585,000	1,396,433
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	480,000	407,414
		$8,231,773
Total Bonds		$242,406,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,678	$277,628
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (u)	147,380	$124,405
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$458,566
Total Common Stocks		$860,599
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	1,117	$5,585
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	1,117	5,027
Total Contingent Value Rights		$10,612
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	11,113	$1,861

Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.64% (v)	2,958,421	$2,958,717

Other Assets, Less Liabilities – 1.7%		4,295,976
Net Assets – 100.0%		$250,533,930
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,958,717 and $243,279,237, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $206,364,309, representing 82.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	621,979	EUR	608,291	State Street Bank Corp.	10/21/2022	$25,128
Liability Derivatives
GBP	66,094	USD	78,710	HSBC Bank	10/21/2022	$(4,885)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	41	$4,594,563	December – 2022	$211,258
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$1,769,688	December – 2022	$(133,618)
U.S. Treasury Ultra Bond	Long	USD	2	274,000	December – 2022	(21,585)
						$(155,203)
At September 30, 2022, the fund had cash collateral of $30,770 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$458,566	$458,566
Luxembourg	—	288,240	—	288,240
Mexico	—	—	124,405	124,405
United Kingdom	—	1,861	—	1,861
U.S. Corporate Bonds	—	208,706,357	—	208,706,357
Asset-Backed Securities (including CDOs)	—	131	—	131
Foreign Bonds	—	33,699,677	—	33,699,677
Mutual Funds	2,958,717	—	—	2,958,717
Total	$2,958,717	$242,696,266	$582,971	$246,237,954
Other Financial Instruments
Futures Contracts – Assets	$211,258	$—	$—	$211,258
Futures Contracts – Liabilities	(155,203)	—	—	(155,203)
Forward Foreign Currency Exchange Contracts – Assets	—	25,128	—	25,128
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,885)	—	(4,885)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$444,737
Change in unrealized appreciation or depreciation	140,095
Transfers out of level 3	(1,861)
Balance as of 9/30/22	$582,971
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2022 is $140,095. At September 30, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,123,705	$39,369,730	$47,534,575	$(586)	$443	$2,958,717
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,953	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.